Parametric
Dividend Income Fund
May 31, 2022
Portfolio of Investments (Unaudited)

Common Stocks — 98.6%
Security	Shares	Value
Aerospace & Defense — 2.1%
General Dynamics Corp.	1,857	$ 417,658
L3Harris Technologies, Inc.	1,917	461,805
Lockheed Martin Corp.	1,109	488,082
Raytheon Technologies Corp.	4,786	455,244
		$ 1,822,789
Air Freight & Logistics — 1.1%
C.H. Robinson Worldwide, Inc.	4,394	$ 476,793
Expeditors International of Washington, Inc.	4,589	499,467
		$ 976,260
Auto Components — 1.2%
Gentex Corp.	16,307	$ 506,822
LCI Industries	4,529	541,306
		$ 1,048,128
Banks — 2.6%
Bank of Hawaii Corp.	5,705	$ 453,433
Commerce Bancshares, Inc.	3,243	224,351
Cullen/Frost Bankers, Inc.	3,300	412,434
F.N.B. Corp.	42,014	510,470
Prosperity Bancshares, Inc.	6,856	497,060
Umpqua Holdings Corp.	9,504	167,746
		$ 2,265,494
Beverages — 1.6%
Coca-Cola Co. (The)	8,510	$ 539,364
Keurig Dr Pepper, Inc.	11,987	416,428
PepsiCo, Inc.	2,702	453,261
		$ 1,409,053
Biotechnology — 1.7%
AbbVie, Inc.	2,945	$ 434,005
Amgen, Inc.	1,965	504,494
Gilead Sciences, Inc.	8,580	556,413
		$ 1,494,912
Building Products — 1.0%
A.O. Smith Corp.	7,282	$ 437,794
Johnson Controls International PLC	7,199	392,417
		$ 830,211
Security	Shares	Value
Capital Markets — 3.5%
BlackRock, Inc.	586	$ 392,081
Blackstone, Inc.	3,791	446,542
CME Group, Inc.	1,993	396,268
Houlihan Lokey, Inc.	5,320	457,201
Janus Henderson Group PLC	13,527	380,244
Moelis & Co., Class A	11,114	521,469
T. Rowe Price Group, Inc.	3,150	400,333
		$ 2,994,138
Chemicals — 6.2%
Air Products and Chemicals, Inc.	1,906	$ 469,181
Celanese Corp.	3,334	521,838
Corteva, Inc.	8,530	534,149
Dow, Inc.	7,506	510,258
DuPont de Nemours, Inc.	6,302	427,591
Eastman Chemical Co.	4,221	464,985
FMC Corp.	3,632	445,210
Huntsman Corp.	12,800	464,000
International Flavors & Fragrances, Inc.	3,680	486,386
LyondellBasell Industries NV, Class A	4,434	506,584
RPM International, Inc.	5,848	515,209
		$ 5,345,391
Communications Equipment — 0.9%
Cisco Systems, Inc.	8,606	$ 387,700
Juniper Networks, Inc.	12,836	393,809
		$ 781,509
Containers & Packaging — 2.2%
AptarGroup, Inc.	3,820	$ 409,084
International Paper Co.	11,454	554,946
Packaging Corp. of America	3,030	476,558
Sonoco Products Co.	7,380	431,509
		$ 1,872,097
Distributors — 0.6%
Genuine Parts Co.	3,743	$ 511,780
		$ 511,780
Diversified Consumer Services — 1.3%
H&R Block, Inc.	18,460	$ 650,531
Service Corp. International	7,273	509,328
		$ 1,159,859
Diversified Telecommunication Services — 1.1%
AT&T, Inc.	19,982	$ 425,417

Parametric
Dividend Income Fund
May 31, 2022
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Diversified Telecommunication Services (continued)
Verizon Communications, Inc.	9,347	$ 479,407
		$ 904,824
Electric Utilities — 7.3%
ALLETTE, Inc.	7,930	$ 491,819
Alliant Energy Corp.	7,221	460,844
American Electric Power Co., Inc.	4,742	483,826
Avangrid, Inc.(1)	10,163	483,657
Duke Energy Corp.	4,073	458,294
Evergy, Inc.	7,066	494,196
Hawaiian Electric Industries, Inc.	11,309	488,209
IDACORP, Inc.	4,146	451,997
OGE Energy Corp.	13,152	543,178
Pinnacle West Capital Corp.	6,851	531,980
Portland General Electric Co.	8,677	427,342
PPL Corp.	15,817	477,357
Southern Co. (The)	6,260	473,632
		$ 6,266,331
Electrical Equipment — 1.6%
Eaton Corp. PLC	3,101	$ 429,798
Emerson Electric Co.	4,874	432,129
Hubbell, Inc.	2,530	480,346
		$ 1,342,273
Electronic Equipment, Instruments & Components — 1.0%
Dolby Laboratories, Inc., Class A	6,146	$ 477,053
National Instruments Corp.	11,791	416,458
		$ 893,511
Energy Equipment & Services — 1.8%
Baker Hughes Co.	12,916	$ 464,718
Helmerich & Payne, Inc.	11,110	559,388
Schlumberger NV	11,428	525,231
		$ 1,549,337
Entertainment — 0.1%
Warner Bros Discovery, Inc.(2)	5,213	$ 96,180
		$ 96,180
Food & Staples Retailing — 0.9%
Costco Wholesale Corp.	838	$ 390,692
Walmart, Inc.	3,217	413,803
		$ 804,495
Security	Shares	Value
Food Products — 4.0%
Archer-Daniels-Midland Co.	5,402	$ 490,610
General Mills, Inc.	7,100	495,935
Hormel Foods Corp.	9,367	455,892
Ingredion, Inc.	5,482	519,091
Kellogg Co.	7,528	525,003
Kraft Heinz Co. (The)	12,244	463,190
Mondelez International, Inc., Class A	7,758	493,098
		$ 3,442,819
Gas Utilities — 1.2%
Atmos Energy Corp.	4,008	$ 466,170
Spire, Inc.	7,042	551,389
		$ 1,017,559
Health Care Equipment & Supplies — 2.5%
Abbott Laboratories	4,007	$ 470,662
Baxter International, Inc.	6,077	462,156
Becton, Dickinson and Co.	1,788	457,371
Embecta Corp.(2)	171	4,237
Medtronic PLC	4,407	441,361
West Pharmaceutical Services, Inc.	1,153	357,868
		$ 2,193,655
Health Care Providers & Services — 2.7%
Cardinal Health, Inc.	8,369	$ 471,342
Chemed Corp.	948	459,211
Patterson Cos., Inc.	15,257	481,969
Quest Diagnostics, Inc.	3,471	489,480
UnitedHealth Group, Inc.	927	460,515
		$ 2,362,517
Health Care Technology — 0.6%
Cerner Corp.	5,059	$ 479,846
		$ 479,846
Hotels, Restaurants & Leisure — 0.6%
McDonald's Corp.	1,937	$ 488,531
		$ 488,531
Household Durables — 2.8%
Garmin, Ltd.	4,011	$ 423,642
Leggett & Platt, Inc.	13,231	518,258
MDC Holdings, Inc.	12,329	470,721

Parametric
Dividend Income Fund
May 31, 2022
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Household Durables (continued)
Newell Brands, Inc.	21,701	$ 465,270
Whirlpool Corp.	2,675	492,842
		$ 2,370,733
Household Products — 2.8%
Church & Dwight Co., Inc.	4,598	$ 414,096
Clorox Co. (The)	3,468	504,109
Colgate-Palmolive Co.	5,945	468,525
Kimberly-Clark Corp.	3,895	518,113
Procter & Gamble Co. (The)	3,463	512,108
		$ 2,416,951
Industrial Conglomerates — 0.6%
3M Co.	3,184	$ 475,339
		$ 475,339
Insurance — 4.1%
Aflac, Inc.	7,373	$ 446,583
Cincinnati Financial Corp.	3,287	420,276
Fidelity National Financial, Inc.	9,688	409,802
Hanover Insurance Group, Inc. (The)	3,007	440,826
Old Republic International Corp.	19,924	476,582
Principal Financial Group, Inc.	6,469	471,784
Prudential Financial, Inc.	4,010	426,063
Travelers Cos., Inc. (The)	2,596	464,788
		$ 3,556,704
IT Services — 4.7%
Accenture PLC, Class A	1,426	$ 425,604
Amdocs, Ltd.	5,477	475,897
Automatic Data Processing, Inc.	2,116	471,741
Cognizant Technology Solutions Corp., Class A	5,280	394,416
International Business Machines Corp.	3,845	533,840
Jack Henry & Associates, Inc.	2,445	459,953
Maximus, Inc.	6,297	408,612
Paychex, Inc.	3,524	436,377
Western Union Co. (The)	25,918	470,152
		$ 4,076,592
Leisure Products — 1.1%
Hasbro, Inc.	5,708	$ 512,293
Polaris, Inc.(1)	4,351	463,599
		$ 975,892
Life Sciences Tools & Services — 1.0%
Agilent Technologies, Inc.	3,353	$ 427,709
Security	Shares	Value
Life Sciences Tools & Services (continued)
Bio-Techne Corp.	1,091	$ 403,375
		$ 831,084
Machinery — 1.7%
Cummins, Inc.	2,315	$ 484,113
Graco, Inc.	6,797	430,250
Snap-on, Inc.	2,309	512,321
		$ 1,426,684
Media — 0.5%
Omnicom Group, Inc.	5,495	$ 409,982
		$ 409,982
Metals & Mining — 2.5%
Newmont Corp.	6,355	$ 431,187
Nucor Corp.	3,226	427,316
Reliance Steel & Aluminum Co.	2,613	507,967
Royal Gold, Inc.	3,388	383,115
Southern Copper Corp.	5,912	365,243
		$ 2,114,828
Multiline Retail — 0.4%
Target Corp.	2,173	$ 351,765
		$ 351,765
Multi-Utilities — 2.8%
Ameren Corp.	4,837	$ 460,434
Consolidated Edison, Inc.	4,913	487,664
Dominion Energy, Inc.	5,343	449,988
Public Service Enterprise Group, Inc.	7,624	522,549
WEC Energy Group, Inc.	4,548	477,858
		$ 2,398,493
Oil, Gas & Consumable Fuels — 10.7%
Antero Midstream Corp.	47,202	$ 512,624
Chevron Corp.	2,914	508,959
ConocoPhillips	5,113	574,497
Coterra Energy, Inc.	17,801	611,108
Diamondback Energy, Inc.	3,468	527,205
EOG Resources, Inc.	3,749	513,463
Exxon Mobil Corp.	5,758	552,768
Hess Corp.	4,181	514,556
HF Sinclair Corp.	12,108	594,503
Kinder Morgan, Inc.	25,268	497,527
Marathon Petroleum Corp.	5,625	572,569
ONEOK, Inc.	6,529	429,934

Parametric
Dividend Income Fund
May 31, 2022
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Oil, Gas & Consumable Fuels (continued)
Phillips 66	5,499	$ 554,354
Pioneer Natural Resources Co.	1,939	538,926
Texas Pacific Land Corp.	333	521,475
Valero Energy Corp.	4,800	622,080
Williams Cos., Inc. (The)	14,331	531,107
		$ 9,177,655
Personal Products — 0.6%
Nu Skin Enterprises, Inc., Class A	10,151	$ 473,544
		$ 473,544
Pharmaceuticals — 2.3%
Bristol-Myers Squibb Co.	6,543	$ 493,669
Johnson & Johnson	2,685	482,038
Merck & Co., Inc.	5,852	538,560
Pfizer, Inc.	9,199	487,915
		$ 2,002,182
Professional Services — 0.4%
Robert Half International, Inc.	4,073	$ 367,181
		$ 367,181
Road & Rail — 0.5%
Landstar System, Inc.	3,107	$ 470,493
		$ 470,493
Semiconductors & Semiconductor Equipment — 1.5%
Broadcom, Inc.	766	$ 444,380
Intel Corp.	9,324	414,172
Texas Instruments, Inc.	2,583	456,571
		$ 1,315,123
Software — 0.5%
Microsoft Corp.	1,535	$ 417,320
		$ 417,320
Specialty Retail — 2.1%
Advance Auto Parts, Inc.	2,278	$ 432,501
Best Buy Co., Inc.	5,001	410,382
Buckle, Inc. (The)	13,930	457,740
Home Depot, Inc. (The)	1,565	473,804
		$ 1,774,427
Textiles, Apparel & Luxury Goods — 0.9%
Hanesbrands, Inc.	31,487	$ 373,751
Security	Shares	Value
Textiles, Apparel & Luxury Goods (continued)
VF Corp.	8,259	$ 416,749
		$ 790,500
Tobacco — 1.2%
Altria Group, Inc.	9,267	$ 501,252
Philip Morris International, Inc.	5,135	545,594
		$ 1,046,846
Trading Companies & Distributors — 1.5%
Fastenal Co.	8,107	$ 434,211
MSC Industrial Direct Co., Inc., Class A	5,505	467,540
Watsco, Inc.	1,597	408,241
		$ 1,309,992
Total Common Stocks (identified cost $73,628,032)		$84,903,809

Short-Term Investments — 1.2%
Affiliated Fund — 1.1%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 0.71%(3)	979,879	$ 979,879
Total Affiliated Fund (identified cost $979,879)		$ 979,879

Securities Lending Collateral — 0.1%
Security	Shares	Value
State Street Navigator Securities Lending Government Money Market Portfolio, 0.80%(4)	113,771	$ 113,771
Total Securities Lending Collateral (identified cost $113,771)		$ 113,771
Total Short-Term Investments (identified cost $1,093,650)		$ 1,093,650
Total Investments — 99.8% (identified cost $74,721,682)		$85,997,459
Other Assets, Less Liabilities — 0.2%		$ 133,234
Net Assets — 100.0%		$86,130,693

Parametric
Dividend Income Fund
May 31, 2022
Portfolio of Investments (Unaudited) — continued

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	All or a portion of this security was on loan at May 31, 2022. The aggregate market value of securities on loan at May 31, 2022 was $516,949 and the total market value of the collateral received by the Fund was $535,569, comprised of cash of $113,771 and U.S. government and/or agencies securities of $421,798.
(2)	Non-income producing security.
(3)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of May 31, 2022.
(4)	Represents investment of cash collateral received in connection with securities lending.
The Fund did not have any open derivative instruments at May 31, 2022.
Affiliated Investments
At May 31, 2022, the value of the Fund's investment in Morgan Stanley Institutional Liquidity Funds - Government Portfolio (Liquidity Fund) and Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund) was $979,879, which represents 1.1% of the Fund's net assets. Transactions in affiliated funds by the Fund for the fiscal year to date ended May 31, 2022 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Units/Shares, end of period
Short-Term Investments
Cash Reserves Fund	$327,783	$15,693,475	$(16,021,255)	$(17)	$14	$ —	$72	—
Liquidity Fund	—	29,784,483	(28,804,604)	—	—	979,879	1,360	979,879
Total				$(17)	$14	$979,879	$1,432
Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Parametric
Dividend Income Fund
May 31, 2022
Portfolio of Investments (Unaudited) — continued

At May 31, 2022, the hierarchy of inputs used in valuing the Fund's investments, which are carried at value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks	$84,903,809*	$ —	$ —	$84,903,809
Short-Term Investments:
Affiliated Fund	979,879	—	—	979,879
Securities Lending Collateral	113,771	—	—	113,771
Total Investments	$85,997,459	$ —	$ —	$85,997,459
*	The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.
For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.